Financial Assets and liabilities - Summary of Reconciliation of Level 3 fair value measurements (Detail) - Warrants [member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Balance	$ 2,544
Total change in fair value of warrants:
Loss from changes in the fair value of warrants	30,350
Other equity instruments	(32,894)
Balance	$ 0